Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 04, 2016 USD ($) $ / shares shares	Mar. 31, 2017 Stockholder	Mar. 31, 2016 Stockholder
Secondary Public Offering [Member]
Related Party Transaction [Line Items]
Additional shares issued | shares	4,600,000
Offering price per share | $ / shares	$ 16.50
Secondary Public Offering [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Offering expenses | $	$ 0.6
Majority Shareholders [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction		Three of our current shareholders, who collectively owned approximately 30% of our outstanding shares as of March 31, 2017 and 2016, respectively, were customers of the Company during the periods included in the consolidated financial statements.
Percentage of outstanding shares collectively owned by shareholders		30.00%	30.00%
Number of shareholders who collectively owned approximately 30% of outstanding shares | Stockholder		3	3